NON-CONTROLLING INTERESTS - Summary of Perpetual subordinated notes (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Interest expense on borrowings	$ 489,000,000	$ 402,000,000	$ 965,000,000	$ 796,000,000
4.6% Perpetual Subordinated Notes
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	14		14
Cumulative distribution rate (%)			4.60%
Earliest permitted redemption date			April, 2026
Interest expense on borrowings			$ 8,000,000	8,000,000
Non-controlling interests	$ 340,000,000		$ 340,000,000			$ 340,000,000
4.9% Perpetual Subordinated Notes
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	10.4		10.4
Cumulative distribution rate (%)			4.90%
Earliest permitted redemption date			December, 2026
Interest expense on borrowings			$ 6,000,000	6,000,000
Non-controlling interests	$ 252,000,000		$ 252,000,000			252,000,000
7.3% Perpetual Subordinated Notes
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	6		6
Cumulative distribution rate (%)			7.30%
Earliest permitted redemption date			March, 2029
Interest expense on borrowings			$ 3,000,000	0
Non-controlling interests	$ 146,000,000		$ 146,000,000			0
Perpetual subordinated notes
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	30.4		30.4
Interest expense on borrowings			$ 17,000,000	14,000,000
Non-controlling interests	$ 738,000,000		738,000,000			$ 592,000,000
Amount issued					$ 150,000,000
Interest rate (%)					7.25%
Distributions	$ 10,000,000	$ 7,000,000	$ 17,000,000	$ 14,000,000